Receivable - Carrying Amount of Receivables (Detail) - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 13,554	$ 13,585
Retail note and finance lease receivables [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	6,962	7,140
Wholesale [Member]
Qualitative and Quantitative Information, Transferor's Continuing Involvement [Line Items]
Restricted Receivables	$ 6,592	$ 6,445